Expense Example, No Redemption (Vanguard Windsor Fund Retail)	Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard Windsor Fund Vanguard Windsor Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	39	29
3 YEAR	122	90
5 YEAR	213	157
10 YEAR	480	356